Financial assets at amortised cost	6 Months Ended
Jun. 30, 2021
Financial asset at amortised cost.
Financial assets at amortised cost
Note 9: Financial assets at amortised cost
Half-year to 30 June 2021

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

Loans and advances to banks
At 1 January 2021	5,954	—	—	—	5,954	4	—	—	—	4
Exchange and other adjustments	(67)	—	—	—	(67)	1	—	—	—	1
Additions (repayments)	1,468	—	—	—	1,468	—	—	—	—	—
Other changes in credit quality						(3)	—	—	—	(3)
Credit to the income statement						(3)	—	—	—	(3)
At 30 June 2021	7,355	—	—	—	7,355	2	—	—	—	2
Allowance for impairment losses	(2)	—	—	—	(2)
Net carrying amount	7,353	—	—	—	7,353

Loans and advances to customers
At 1 January 2021	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701
Exchange and other adjustments[1]	(1,555)	(21)	(80)	51	(1,605)	—	(1)	102	67	168
Transfers to Stage 1	11,106	(11,098)	(8)		—	361	(359)	(2)		—
Transfers to Stage 2	(10,905)	11,354	(449)		—	(66)	158	(92)		—
Transfers to Stage 3	(333)	(1,227)	1,560		—	(9)	(175)	184		—
Impact of transfers between stages	(132)	(971)	1,103		—	(261)	257	165		161
						25	(119)	255		161
Other changes in credit quality						(133)	(223)	31	(89)	(414)
Additions (repayments)	8,101	(4,350)	(793)	(663)	2,295	(61)	(174)	(73)	(36)	(344)
Methodology and model changes						(5)	8	—	—	3
(Credit) charge to the income statement						(174)	(508)	213	(125)	(594)
Advances written off			(602)	(13)	(615)			(602)	(13)	(615)
Recoveries of advances written off in previous years			71	—	71			71	—	71
Discount unwind								(85)	—	(85)
At 30 June 2021	422,022	45,938	6,142	11,886	485,988	1,173	1,616	1,667	190	4,646
Allowance for impairment losses	(1,173)	(1,616)	(1,667)	(190)	(4,646)
Net carrying amount	420,849	44,322	4,475	11,696	481,342
[1]Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI).
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 9: Financial assets at amortised cost (continued)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

Debt securities
At 1 January 2021	5,137	—	1	—	5,138	—	—	1	—	1
Exchange and other adjustments	(45)	—	—	—	(45)	—	—	—	—	—
Additions (repayments)	(305)	—	—	—	(305)	—	—	—	—	—
Charge to the income statement						—	—	—	—	—
At 30 June 2021	4,787	—	1	—	4,788	—	—	1	—	1
Allowance for impairment losses	—	—	(1)	—	(1)
Net carrying amount	4,787	—	—	—	4,787

Due from fellow Lloyds Banking Group undertakings	692	—	—	—	692
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	692	—	—	—	692
Total financial assets at amortised cost	433,681	44,322	4,475	11,696	494,174
The total allowance for impairment losses includes £136 million (31 December 2020: £192 million) in respect of residual value impairment and voluntary terminations within the Group’s UK Motor Finance business.
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m

Undrawn balances
At 1 January 2021	191	221	14	—	426
Exchange and other adjustments	—	—	—	—	—
Transfers to Stage 1	54	(54)	—		—
Transfers to Stage 2	(10)	10	—		—
Transfers to Stage 3	—	(4)	4		—
Impact of transfers between stages	(44)	35	—		(9)
	—	(13)	4		(9)
Other items credited to the income statement	(29)	(30)	(10)	—	(69)
Credit to the income statement	(29)	(43)	(6)	—	(78)
At 30 June 2021	162	178	8	—	348
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 9: Financial assets at amortised cost (continued)
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m

In respect of:
Loans and advances to banks	2	—	—	—	2
Loans and advances to customers	1,173	1,616	1,667	190	4,646
Debt securities	—	—	1	—	1
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—
Financial assets at amortised cost	1,175	1,616	1,668	190	4,649
Provisions in relation to loan commitments and financial guarantees	162	178	8	—	348
Total	1,337	1,794	1,676	190	4,997
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	—	—	—	3
Year ended 31 December 2020

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

Loans and advances to banks
At 1 January 2020	4,852	—	—	—	4,852	—	—	—	—	—
Exchange and other adjustments	(25)	—	—	—	(25)	—	—	—	—	—
Additions (repayments)	1,127	—	—	—	1,127	—	—	—	—	—
Charge to the income statement						4	—	—	—	4
At 31 December 2020	5,954	—	—	—	5,954	4	—	—	—	4
Allowance for impairment losses	(4)	—	—	—	(4)
Net carrying amount	5,950	—	—	—	5,950
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 9: Financial assets at amortised cost (continued)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

Loans and advances to customers
At 1 January 2020	429,767	28,505	5,647	13,714	477,633	669	993	1,359	142	3,163
Exchange and other adjustments[1]	1,013	24	(198)	(8)	831	—	2	43	21	66
Transfers to Stage 1	4,970	(4,954)	(16)		—	144	(141)	(3)		—
Transfers to Stage 2	(28,516)	29,128	(612)		—	(217)	267	(50)		—
Transfers to Stage 3	(1,615)	(2,001)	3,616		—	(9)	(156)	165		—
Impact of transfers between stages	(25,161)	22,173	2,988		—	(84)	880	570		1,366
						(166)	850	682		1,366
Other changes in credit quality						838	(33)	1,183	167	2,155
Additions (repayments)	9,989	578	(754)	(1,156)	8,657	37	143	(38)	(30)	112
Methodology and model changes						(31)	170	26	—	165
Charge to the income statement						678	1,130	1,853	137	3,798
Advances written off			(1,490)	(39)	(1,529)			(1,490)	(39)	(1,529)
Recoveries of advances written off in previous years			250	—	250			250	—	250
Discount unwind								(47)	—	(47)
At 31 December 2020	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701
Allowance for impairment losses	(1,347)	(2,125)	(1,968)	(261)	(5,701)
Net carrying amount	414,261	49,155	4,475	12,250	480,141
[1]Exchange and other adjustments includes the impact of movements in exchange rates, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets.

	Gross carrying amount					Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m

Debt securities
At 1 January 2020	5,325	—	1	—	5,326	—	—	1	—	1
Exchange and other adjustments	(17)	—	—	—	(17)	—	—	—	—	—
Additions (repayments)	(171)	—	—	—	(171)	—	—	—	—	—
At 31 December 2020	5,137	—	1	—	5,138	—	—	1	—	1
Allowance for impairment losses	—	—	(1)	—	(1)
Net carrying amount	5,137	—	—	—	5,137

Due from fellow Lloyds Banking Group undertakings	738	—	—	—	738
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	738	—	—	—	738
Total financial assets at amortised cost	426,086	49,155	4,475	12,250	491,966
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 9: Financial assets at amortised cost (continued)
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m

Undrawn balances
At 1 January 2020	91	77	5	—	173
Exchange and other adjustments	—	—	—	—	—
Transfers to Stage 1	19	(19)	—		—
Transfers to Stage 2	(10)	10	—		—
Transfers to Stage 3	(1)	(6)	7		—
Impact of transfers between stages	(10)	90	10		90
	(2)	75	17		90
Other items charged to the income statement	102	69	(8)	—	163
Charge to the income statement	100	144	9	—	253
At 31 December 2020	191	221	14	—	426
The Group's total impairment allowances were as follows:

	Allowance for expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m

In respect of:
Loans and advances to banks	4	—	—	—	4
Loans and advances to customers	1,347	2,125	1,968	261	5,701
Debt securities	—	—	1	—	1
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—
Financial assets at amortised cost	1,351	2,125	1,969	261	5,706
Provisions in relation to loan commitments and financial guarantees	191	221	14	—	426
Total	1,542	2,346	1,983	261	6,132
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	5	—	—	—	5
The movement tables are compiled by comparing the position at the reporting date to that at the beginning of the year.
Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at the period end, with the exception of those held within purchased or originated credit-impaired, which are not transferrable.
Additions (repayments) comprise new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before acquiring a full allowance and subsequent write-off.
Loans and advances to customers include advances securitised under the Group's securitisation and covered bond programmes (see note 10).